Above / Below market acquired time charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Total	$ 24,244	$ 32,320
Total	(98,701)	(10,368)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2024	12,976
2025	8,222
2026	2,564
2027	482
2028	0
Thereafter	0
Total	24,244	32,320
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
2024	(17,327)
2025	(16,618)
2026	(13,351)
2027	(13,004)
2028	(13,040)
Thereafter	(25,361)
Total	$ (98,701)	$ (10,368)